5. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from related parties			$ 3,000		$ 22,200	$ 6,571
Compensation for services						102,162
Vitashower Corp [Member]
Revenue from related parties	$ 0	$ 3,200	3,000	$ 10,575	22,200	6,571
Account receivable, Related Parties	0		0		39,625	564
CEO and Majority Shareholder[Member]
Proceeds from related parties					50,000
Repayment of loan from related party					50,000
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 60,000	$ 60,000	120,000	120,000
Spouse of CEO [Member]
Salary paid to related party					36,000	$ 36,000
Mr. Wang and his wife [Member]
Accrued salaries					$ 4,921